Other Comprehensive Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of other comprehensive loss and the related tax effects
Gross unrealized losses arising during the period before tax	$ (520)	$ (70)	$ (1,142)
Gross unrealized losses arising during the period tax effect	0	0	(453)
Gross unrealized losses arising during the period net of tax	(520)	(70)	(689)
Less reclassification of net gains included in net income (loss) before tax	0	0	0
Less reclassification of net gains included in net income (loss) tax effect	0	0	0
Less reclassification of net gains included in net income (loss) net of tax	0	0	0
Net unrealized losses arising during the period before tax	(520)	(70)	(1,142)
Net unrealized losses arising during the period tax effect	0	0	(453)
Net unrealized losses arising during the period net of tax	(520)	(70)	(689)
Other comprehensive loss before tax	(520)	(70)	(1,142)
Other comprehensive loss tax effect	0	0	(453)
Other comprehensive loss net of tax	$ (520)	$ (70)	$ (689)